Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Significant Accounting Policies
Schedule of oil and gas properties

	September 30,	December 31,
(in thousands of dollars)	2014	2013

Mineral interests in properties
Unproved	$103,482	$99,134
Proved	974,868	958,816
Wells and equipment and related facilities	955,570	609,748
	2,033,920	1,667,698
Less: Accumulated depletion and impairment	(500,216)	(370,470)
Net oil and gas properties	$1,533,704	$1,297,228

Schedule of other property, plant and equipment

	September 30,	December 31,
(in thousands of dollars)	2014	2013

Leasehold improvements	$1,116	$1,060
Furniture, fixtures, computers and software	3,341	2,491
Vehicles	988	835
Aircraft	910	910
Other	219	134
	6,574	5,430
Less: Accumulated depreciation and amortization	(2,711)	(1,986)
Net other property, plant and equipment	$3,863	$3,444

Summary of the Company's ARO

(in thousands of dollars)
Balance at December 31, 2013	$10,963
Liabilities incurred	1,205
Accretion of discount	573
Liabilities settled due to sale of related properties	(54)
Liabilities settled due to plugging and abandonment	(55)
Change in estimate	36
Balance at September 30, 2014	12,668
Less: Current portion of ARO	(3,026)
Total long-term ARO at September 30, 2014	$9,642